UNBILLED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Unbilled Revenue [Line Items]
Unbilled revenue	$ 4,975	$ 6,029
Unbilled Revenues [Member]
Unbilled Revenue [Line Items]
Unbilled revenue	$ 4,975	$ 6,029